Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
March 31, 2026
VIPEM-NPRT1-0526
1.864819.118
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Anglogold Ashanti Plc	326,800	31,817,248
BRAZIL - 2.4%
Financials - 1.2%
Banks - 1.2%
Itau Unibanco Holding SA	2,111,217	17,721,694
Materials - 1.2%
Metals & Mining - 1.2%
Vale SA ADR	1,164,100	18,520,831
TOTAL BRAZIL		36,242,525
CHILE - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC	466,900	20,937,887
CHINA - 26.7%
Communication Services - 5.6%
Interactive Media & Services - 5.6%
Tencent Holdings Ltd	1,318,505	83,161,250
Consumer Discretionary - 6.0%
Automobiles - 2.2%
BYD Co Ltd H Shares	2,398,000	32,783,867
Broadline Retail - 2.3%
Alibaba Group Holding Ltd ADR	142,200	17,840,413
PDD Holdings Inc Class A ADR (b)	152,900	15,623,322
		33,463,735
Hotels, Restaurants & Leisure - 0.4%
Shangri-La Asia Ltd	10,676,000	6,029,416
Household Durables - 1.1%
Haier Smart Home Co Ltd A Shares (China)	5,442,497	17,040,766
TOTAL CONSUMER DISCRETIONARY		89,317,784
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
China Petroleum & Chemical Corp H Shares	37,694,000	21,667,623
Financials - 4.9%
Banks - 2.2%
China Construction Bank Corp H Shares	30,798,000	33,237,645
Insurance - 2.7%
China Life Insurance Co Ltd H Shares	8,754,863	27,930,051
PICC Property & Casualty Co Ltd H Shares	6,727,244	12,383,363
		40,313,414
TOTAL FINANCIALS		73,551,059
Health Care - 2.8%
Life Sciences Tools & Services - 1.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	1,196,100	18,318,803
Pharmaceuticals - 1.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	5,194,000	23,775,253
TOTAL HEALTH CARE		42,094,056
Industrials - 4.5%
Electrical Equipment - 1.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	430,881	25,527,528
Machinery - 2.8%
Sany Heavy Industry Co Ltd A Shares (China)	5,089,300	14,313,975
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,739,235	26,870,543
		41,184,518
TOTAL INDUSTRIALS		66,712,046
Materials - 1.5%
Metals & Mining - 1.5%
Zijin Mining Group Co Ltd A Shares (China)	4,597,166	22,355,764
TOTAL CHINA		398,859,582
GREECE - 3.2%
Financials - 3.2%
Banks - 3.2%
Eurobank SA	4,784,600	19,157,701
National Bank of Greece SA	1,845,400	28,507,526

TOTAL GREECE		47,665,227
HUNGARY - 3.1%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	217,600	23,175,307
Health Care - 1.6%
Pharmaceuticals - 1.6%
Richter Gedeon Nyrt	653,941	23,281,358
TOTAL HUNGARY		46,456,665
INDIA - 7.7%
Financials - 3.3%
Banks - 3.3%
ICICI Bank Ltd	1,670,200	21,762,636
State Bank of India	2,468,100	26,126,622
TOTAL FINANCIALS		47,889,258
Industrials - 2.1%
Construction & Engineering - 2.1%
Larsen & Toubro Ltd	850,908	32,109,726
Information Technology - 1.4%
IT Services - 1.4%
Tata Consultancy Services Ltd	834,900	21,338,922
Materials - 0.9%
Construction Materials - 0.9%
JK Cement Ltd	249,500	13,718,156
TOTAL INDIA		115,056,062
INDONESIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Bank Central Asia Tbk PT	66,956,300	25,863,947
JAPAN - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Komatsu Ltd	516,700	20,575,293
KOREA (SOUTH) - 11.3%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Hyundai Mobis Co Ltd	55,500	14,579,706
Industrials - 1.8%
Aerospace & Defense - 1.8%
Korea Aerospace Industries Ltd	231,920	26,692,828
Information Technology - 8.6%
Technology Hardware, Storage & Peripherals - 8.6%
Samsung Electronics Co Ltd	1,080,420	128,658,098
TOTAL KOREA (SOUTH)		169,930,632
MALAYSIA - 1.4%
Financials - 1.4%
Banks - 1.4%
CIMB Group Holdings Bhd	11,410,700	21,404,393
MEXICO - 5.4%
Communication Services - 2.3%
Wireless Telecommunication Services - 2.3%
America Movil SAB de CV ADR	1,331,600	33,929,168
Consumer Staples - 2.3%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	161,180	17,900,651
Consumer Staples Distribution & Retail - 1.1%
Wal-Mart de Mexico SAB de CV Series V	4,898,100	15,905,229
TOTAL CONSUMER STAPLES		33,805,880
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	1,179,668	13,083,435
TOTAL MEXICO		80,818,483
PERU - 2.8%
Financials - 2.8%
Banks - 2.8%
Credicorp Ltd	123,500	41,888,730
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(e)	1,813,510	19
TOTAL RUSSIA		23
SOUTH AFRICA - 3.5%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
MTN Group Ltd	1,908,419	22,283,963
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd (a)	2,913,000	14,912,553
Materials - 1.0%
Metals & Mining - 1.0%
Impala Platinum Holdings Ltd	1,068,916	15,202,097
TOTAL SOUTH AFRICA		52,398,613
TAIWAN - 18.2%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Eclat Textile Co Ltd	1,204,000	12,620,567
Industrials - 0.8%
Machinery - 0.8%
Hiwin Technologies Corp	1,578,967	11,683,076
Information Technology - 16.6%
Electronic Equipment, Instruments & Components - 3.0%
Delta Electronics Inc	512,000	23,119,536
Yageo Corp	2,812,204	22,255,272
		45,374,808
Semiconductors & Semiconductor Equipment - 13.6%
eMemory Technology Inc	100,897	8,603,357
MediaTek Inc	990,000	47,553,945
Taiwan Semiconductor Manufacturing Co Ltd	2,514,175	145,615,636
		201,772,938
TOTAL INFORMATION TECHNOLOGY		247,147,746
TOTAL TAIWAN		271,451,389
TURKEY - 2.5%
Financials - 0.8%
Banks - 0.8%
Yapi ve Kredi Bankasi AS (b)	16,325,000	12,129,735
Industrials - 1.7%
Electrical Equipment - 1.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,850,770	25,672,532
TOTAL TURKEY		37,802,267
UNITED ARAB EMIRATES - 1.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Adnoc Gas PLC	30,049,163	26,177,367
UNITED STATES - 1.2%
Energy - 1.2%
Energy Equipment & Services - 1.2%
Tenaris SA ADR (a)	319,800	18,605,964
TOTAL COMMON STOCKS (Cost $1,033,693,495)		1,463,952,297

International Equity Funds - 1.4%
	Shares	Value ($)
iShares MSCI Saudi Arabia ETF (a) (Cost $20,053,213)	540,198	21,472,870

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	9,632,300	9,634,226
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	28,966,074	28,968,971
TOTAL MONEY MARKET FUNDS (Cost $38,603,197)			38,603,197

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,092,349,905)	1,524,028,364
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(26,173,720)
NET ASSETS - 100.0%	1,497,854,644

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,094,056 or 2.8% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $42,094,056 or 2.8% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,155,506	154,365,410	161,886,690	319,899	(405)	405	9,634,226	9,632,300	0.0%
Fidelity Securities Lending Cash Central Fund	1,328,066	124,974,440	97,333,535	42,816	(45)	45	28,968,971	28,966,074	0.1%
Total	18,483,572	279,339,850	259,220,225	362,715	(450)	450	38,603,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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